SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Mar. 31, 2025
SHAREHOLDERS' EQUITY [Abstract]
Summary of Restricted Shares Activity
The following table summarizes the restricted shares activities for the year ended March 31, 2025:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding as of March 31, 2024	—	—
Vested	—	—
Canceled	—	—
Unvested and outstanding as of March 31, 2025	—	—
Vested and outstanding as of March 31, 2025*	700	1,540
*Among the vested 700 shares, 300 restricted shares were not issued as of the date of this filing.

Key Inputs Used in Binominal Pricing Model
The key inputs into the Binominal pricing model were as follows at their measurement dates:

Input	As of November 18, 2024
Share price	$3.91
Risk-free interest rate	4.41%
Expected volatility	53.91%
Exercise price	$0 to 0.75
Expected dividend yield	0.00%
Expected life (in years)	0 to 10

Summary of Activity under 2024 Plan
A summary of the activities of the 2024 Plan as of March 31, 2025 is as follows:

	As of March 31, 2025
	Number of restricted shares	Weighted average grant date fair value	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding, beginning of year	—	$—
Granted	4,884,030	$3.35
Vested	(909,204)	$3.91
Outstanding, end of year	3,974,826	$3.23	0.88	$9,894,439
Exercisable or convertible, end of year	—	$—